Subsequent Events (Details) $ in Thousands		12 Months Ended
	Apr. 09, 2025	Dec. 31, 2024 USD ($)	Feb. 28, 2025 ILS (₪)
Subsequent Events [Line Items]
Consecutive business days		10 days
Ordinary shares		$ 1
Forecast [Member]
Subsequent Events [Line Items]
Consecutive business days	30 days
Third Nobul Loan [Member]
Subsequent Events [Line Items]
Nobul loan		2,100
Fourth Nobul Loan [Member]
Subsequent Events [Line Items]
Nobul loan		$ 2,200
Subsequent Event [Member]
Subsequent Events [Line Items]
Landlord claims outstanding amounts (in New Shekels) | ₪			₪ 207